          Payden U.S. Government Fund

Schedule of Investments - January 31, 2020 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (2%)
998,053	Fannie Mae Grantor Trust 2017-T1,
	2.90%, 6/25/27
	(Cost - $1,017)	$1,055

FDIC Guaranteed (3%)
625,997	FDIC Guaranteed Notes Trust 2010-S1 144A,
	3.25%, 4/25/38 (a)	627
212,398	FDIC Guaranteed Notes Trust 2010-S2 144A, (1
	mo. LIBOR USD + 0.700%),
	2.35%, 12/29/45 (a)(b)	212
106,583	FDIC Guaranteed Notes Trust 2010-S3 144A,
	2.74%, 12/03/20 (a)	107
474,638	FDIC Guaranteed Notes Trust 2010-S4 144A, (1
	mo. LIBOR USD + 0.720%),
	2.45%, 12/04/20 (a)(b)	476

Total FDIC Guaranteed (Cost - $1,422)		1,422

Mortgage Backed (86%)
216,878	FH 1Q1363 ARM, (12 mo. LIBOR USD
	+ 1.760%), 4.38%, 2/01/36 (b)	228
97,865	FH 2B0709 ARM, (12 mo. LIBOR USD
	+ 1.750%), 4.38%, 8/01/42 (b)	102
140,611	FH 2B0972 ARM, (12 mo. LIBOR USD
	+ 1.770%), 3.84%, 11/01/42 (b)	146
140,877	FH 2B1333 ARM, (12 mo. LIBOR USD
	+ 1.650%), 4.55%, 4/01/43 (b)	146
994,841	FH 2B4763 ARM, (12 mo. LIBOR USD
	+ 1.620%), 2.58%, 10/01/45 (b)	1,013
188,519	FH 849486 ARM, (12 mo. LIBOR USD
	+ 1.861%), 4.74%, 8/01/41 (b)	199
1,002,841	FH 849506 ARM, (12 mo. LIBOR USD
	+ 1.609%), 2.91%, 11/01/44 (b)	1,024
1,000,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 2.62%, 1/25/23	1,027
1,000,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 3.32%, 2/25/23	1,047
409,010	FN 890434 15YR, 3.00%, 7/01/27	423
360,441	FN AE0193 ARM, (12 mo. LIBOR USD
	+ 1.721%), 4.09%, 7/01/40 (b)	380
849,894	FN AH3394 30YR, 4.00%, 1/01/41	916
223,166	FN AI4019 ARM, (12 mo. LIBOR USD
	+ 1.750%), 4.53%, 7/01/41 (b)	232
1,090,832	FN AL2095 15YR, 3.00%, 6/01/27	1,128
872,497	FN AL2221 15YR, 3.00%, 7/01/27	902
197,103	FN AL5596 ARM, (12 mo. LIBOR USD
	+ 1.553%), 3.95%, 2/01/44 (b)	205
257,878	FN AL5790 ARM, (12 mo. LIBOR USD
	+ 1.563%), 3.79%, 10/01/44 (b)	266
297,670	FN AL5967 ARM, (12 mo. LIBOR USD
	+ 1.575%), 3.74%, 11/01/44 (b)	307
941,931	FN AL7648 ARM, (12 mo. LIBOR USD
	+ 1.586%), 2.58%, 10/01/45 (b)	962
516,299	FN AO7975 15YR, 3.00%, 6/01/27	534
584,455	FN AP4746 15YR, 3.00%, 8/01/27	604
1,164,300	FN AS1745 15YR, 3.00%, 2/01/29	1,209
1,074,340	FN AS4186 15YR, 2.50%, 1/01/30	1,101
499,122	FN AS6443 15YR, 3.00%, 12/01/30	518
905,762	FN AS8013 15YR, 2.50%, 9/01/31	930

Principal or Shares	Security Description	Value (000)

156,888	FN AU6974 ARM, (12 mo. LIBOR USD
	+ 1.580%), 3.54%, 11/01/43 (b)	$162
308,376	FN AU8673 ARM, (12 mo. LIBOR USD
	+ 1.530%), 4.66%, 2/01/44 (b)	318
1,144,045	FN AZ2886 ARM, (12 mo. LIBOR USD
	+ 1.600%), 2.65%, 9/01/45 (b)	1,170
869,581	FN AZ4380 ARM, (12 mo. LIBOR USD
	+ 1.590%), 2.55%, 8/01/45 (b)	893
1,281,337	FN BD2473 ARM, (12 mo. LIBOR USD
	+ 1.620%), 2.50%, 1/01/47 (b)	1,307
605,251	FN BE7522 15YR, 2.50%, 2/01/32	618
669,376	FN BJ9215 30YR, 4.00%, 6/01/48	703
814,352	FN BK4740 30YR, 4.00%, 8/01/48	853
1,250,311	FN BM3938 15YR, 3.50%, 4/01/33	1,321
978,532	FN BM4153 15YR, 3.00%, 6/01/33	1,015
958,488	FN BO3231 ARM, (12 mo. LIBOR USD
	+ 1.620%), 2.73%, 10/01/49 (b)	985
1,404,116	FN CA2469 30YR, 4.00%, 10/01/48	1,467
945,905	FN CA4462 15YR, 3.00%, 11/01/34	987
957,350	FN MA3521 30YR, 4.00%, 11/01/48	1,001
993,520	FN MA3896 15YR, 2.50%, 1/01/35	1,012
169,559	FNR 2002-10-FA, (1 mo. LIBOR USD
	+ 0.750%), 2.41%, 2/25/32 (b)	171
964,207	FR SB8010 15YR, 2.50%, 10/01/34	982
724,759	G2 778200, 4.00%, 2/20/32	762
438,231	G2 778203, 4.75%, 2/20/32	471
1,110,734	G2 AD0857, 3.75%, 9/20/33	1,159
367,427	G2 AY5132, 3.25%, 7/20/37	378
755,815	G2 AY5138, 3.25%, 12/20/37	784
838,880	GN 728153, 5.50%, 10/15/29	899
456,757	GN 737791 30YR, 4.50%, 12/15/40	502
5,882,286	GNR 2014-79 ST, 1.74%, 7/20/29 (c)	113

Total Mortgage Backed (Cost - $35,615)		35,582

NCUA Guaranteed (1%)
247,905	NCUA Guaranteed Notes Trust 2010-R3,
	2.40%, 12/08/20
	(Cost - $248)	250

Investment Company (10%)
4,076,786	Payden Cash Reserves Money Market Fund *
	(Cost - $4,077)	4,077

Total Investments (Cost - $42,379) (102%)		42,386
Liabilities in excess of Other Assets (-2%)		(817)

Net Assets (100%)		$41,569

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020.
(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

1   Payden Mutual Funds

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Long Contracts:
U.S. Treasury 10-Year Note Future	15	Mar-20	$1,975	$32	$32

Total Futures					$32

2